PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2013	2014

Digital display network equipment	$90,053	$79,348
Gas station display network equipment	10,686	23,261
Software	10,656	10,952
Property	4,368	6,194
Computer and office equipment	2,999	3,627
Vehicle	1,406	1,465
Leasehold improvement	1,365	1,317
Furniture and fixture	882	883
	122,415	127,047
Less: accumulated depreciation	(86,331)	(76,718)
	$36,084	$50,329